Submission	Mar. 07, 2025
Submission [Line Items]
Central Index Key	0000277948
Registrant Name	CSX Corporation
Registration File Number	333-285319
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES